Registration No. 333-133380
Registration No. 811-21887
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 18	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 40	/ X /
(Check appropriate box or boxes.)

NML Variable Annuity Account A
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Chad E. Fickett, Assistant General Counsel and Assistant Secretary
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
414-665-1209
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485 on pursuant to paragraph (b) of Rule 485
X	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ________ pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus
May 1, 2021
Individual Flexible Payment Variable Annuity (Fee Based)
Issued by The Northwestern Mutual Life Insurance Company
and NML Variable Annuity Account A

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs, and Non-Tax Qualified Annuities and Non-Qualified Plans offered to purchasers who pay periodic fees based on assets in lieu of brokerage commissions or as compensation for advisory services (Fee-Based Programs). The Contract provides for accumulation of Contract Value through variable and/or a fixed options and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:
Variable Options
Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio
Focused Appreciation Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio
Emerging Markets Equity Portfolio
Government Money Market Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Inflation Protection Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio
Balanced Portfolio
Asset Allocation Portfolio
Fidelity® Variable Insurance Products
VIP Mid Cap Portfolio
VIP Contrafund® Portfolio
Neuberger Berman Advisers
Management Trust
Sustainable Equity Portfolio
Russell Investment Funds
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
Global Real Estate Securities Fund
International Developed Markets Fund
Strategic Bond Fund
Russell Investment Funds LifePoints®
Variable Target Portfolio Series
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund
Credit Suisse Trust
Commodity Return Strategy Portfolio
Fixed Option
Guaranteed Interest Fund
The Contract and the investment options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees are contingent upon the claims-paying ability of the Company. Some terms of the Contract may differ from the terms of the Contract delivered in another state because of state specific legal requirements but all material state variations are described in Appendix B.
Please read carefully this prospectus or any accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.
You may cancel your Contract within 10 days of receiving it without paying fees or penalties.
In some states, this cancellation period may be longer. Depending on your state of issue, upon cancellation you will receive either the full amount of your Purchase Payment(s) or your Contract Value. You should review the prospectus, or consult with your financial representative, for additional information about the specific cancellation terms that apply.
The Contract is sold exclusively through financial representatives of Northwestern Mutual's affiliated broker-dealer, who charge an advisory fee for their investment advice or other services. Any advisory fee that is charged by your Investment Professional is in addition to the fees and expenses that apply to your Contract. If you elect to withdraw the advisory fee from your Contract Value, this withdrawal will reduce the death benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans. Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

As permitted by regulations adopted by the SEC, paper copies of your underlying portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us. Instead, your portfolio annual and semi-annual reports will be made available on www.nmfundreports.com and you will be notified by mail each time a report is posted and provided with a link to access the report for each Portfolio. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by signing up for eDelivery at www.nmfundreports.com. You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling us at (866) 910-1232. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios under your Contract.

Glossary of Special Terms
Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:
Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.
Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life income plan, there will be two Joint Annuitants.
Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.
Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.
Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest money under your contract and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.
Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable charges under the Contract deducted from any Guaranteed Account.
Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.
Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
Guaranteed Interest Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a one-year term.
Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
Investment Professional—Someone you select to provide you with brokerage service or investment advice with respect to amount you invest under your Contract who either is registered as a broker-dealer under the Securities Exchange Act of 1934 or as an investment adviser under the Investment Advisers Act of 1940 directly (or by association with another person), or who provides such service or advice under an exemption from the Investment Advisers Act of 1940.
Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.
Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable. The maximum maturity date is stated on the specifications page of the Contract and may not be changed.
Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.
Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.
Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.
Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.
Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.
Account A (Fee Based) Prospectus  1

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.
2  Account A (Fee Based) Prospectus

Key Information You Should Consider About the Contract
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawal	If you withdraw amounts or surrender your Contract, you will not be assessed a surrender charge.			Fee and Expense Tables – Contract Fees and Expenses [add link to statutory prospectus]
Transaction Charges	You may be charged for other transactions, such as tax-related charges, charges for enhancing your death benefit option, as well as charges for expedited delivery or wire transfers.			Charges [add link to statutory prospectus]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. They do not include any advisory fee your
Investment Professional may withdraw from Contract Value for his or her services. If such charges would be reflected, your fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples [add link to statutory prospectus]
	Annual Fee	Minimum	Maximum
	Base Contract	____%[1]	____%[1]
	Investment Options (Portfolio company fees and expenses)	[___]%[2]	[___]%[2]
	Optional Benefits Available for an Additional Charge	[___]%[3]	[___]%[3]
1 As a percentage of Separate Account assets. [2] As a percentage of Portfolio assets. [3] As a percentage of Contract Value if the Optional Benefit is selected.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

	LOWEST ANNUAL COST $______[1]	HIGHEST ANNUAL COST $______[1]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
Classes and Portfolio fees and expenses
•No optional benefits
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract Classes and
Portfolio fees and expenses
•No sales charges or advisory
fees
•No additional Purchase
Payments, transfers or
withdrawals

[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
Account A (Fee Based) Prospectus  3

	RISKS	Cross-Reference(s) to Location in Prospectus
Risk of Loss	You can lose money by investing in the Contractl.	The Investment Options [add link to statutory prospectus]
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings.
Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.
The Contract – Generally [add link to statutory prospectus]
Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
(Portfolios) and fixed account options you choose. Each Portfolio (including any fixed account investment options) will have its own unique risks. You should review these investment options Portfolios before making an investment decision.
The Investment Options [add link to statutory prospectus]
Insurance Company Risks
Investment in the Contract is subject to the risks related to the Depositor
(Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888)
455-2232.
The Company [add link to statutory prospectus] [add link to statutory prospectus]
RESTRICTIONS
Investments
Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your
Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations, including charges, and monies moved out of these options may limit the availability of any positive market value adjustment that might otherwise apply.

Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.

Under certain circumstances Northwestern Mutual reserves the right to remove a
Portfolio or substitute another Portfolio for such Portfolio.

The Investment
Options – Fixed
Options and The
Contract – Purchase
Payments Under the
Contract
(Guaranteed
Account Investment
Minimums and
Maximums) [add
link to statutory
prospectus]

The Investment
Options (Short Term
and Excessive
Trading) [add link to
statutory prospectus]

Contract Owner
Services
(Substitution of
Portfolio Shares and
Other Changes)
[add link to statutory
prospectus]

Optional Benefits
Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.If you elect to withdraw the advisory fee from your Contract Value, the withdrawal will reduce the death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
The Contract – Death Benefit (Enhanced Death Benefit [need to add sub-heading]) [add link to statutory prospectus]
4  Account A (Fee Based) Prospectus

	TAXES	Cross-Reference(s) to Location in Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions) will generally be subject to ordinary income tax rates, and may be subject to penalties.
Federal Income Taxes [add link to statutory prospectus]
CONFLICTS OF INTEREST
Investment Professional Compensation
The Contract is sold exclusively through financial representatives of
Northwestern Mutual’s affiliated broker-dealer, who are compensated with a portion of the asset-based fee paid by you for investment advice and other services. Northwestern Mutual may share revenue it earns on the Contract with its affiliated broker-dealer. These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Additional Information – The Distributor [add link to statutory prospectus]
Exchanges
Some financial representatives may have a financial incentive to offer a new
Contract in place of the one you already own. You should only exchange an existing contract if you determine, after comparing the features, fees and risks of both contracts, that it is preferable to purchase the new Contract rather than continue to own an existing contract.
None[add link to statutory prospectus]

Overview of the Contract
The Contract is an individual flexible payment variable annuity contract, the purpose of which is primarily to provide for the accumulation of value through variable or fixed investment options a payment of annuity benefits on a fixed or variable basis through allocations to a variety of Portfolios and/or fixed account options. The Contract is sold for use under a variety of tax-qualified and nontax-qualified plans and may be appropriate if you have a long-term investment horizon. It is not intended for short-term investment and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading.
During the years when funds are being paid into your Contract, known as the accumulation (savings) phase, the earnings accumulate on a tax-deferred basis. The annuitization (income) period begins when you start receiving a stream of periodic annuity payments under your Contract that begin on the date you select, and all or a portion of such payments will be taxed as ordinary income. Once you annuitize your Contract, your withdrawal rights will depend on the variable income plan selected. The amount you accumulate under your Contract, including the results of investment performance of your Divisions and interest earned under the fixed options will determine the amount of your monthly annuity payments. Additional information about the Portfolios in which the Divisions invest is provided in the Appendix (see “APPENDIX A: Portfolios Available Under Your Contract).
In addition to the Divisions which vary with the investment experience of the underlying Portfolios, the Contract offers a fixed option (Guaranteed Interest Fund or GIF) that credits interest at a declared rate.
Below are other features and options that the Contract offers.
•
Accessing your money. During the accumulation phase, you may make a withdrawal of your Contract Value or surrender the Contract by submitting a request in writing or by telephone, subject to our administrative procedures. If you elect to withdraw the advisory fee from your Contract Value, this withdrawal will reduce the death benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•
Tax treatment. You may transfer Contract Value among the Divisions and the fixed options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when (1) you make a withdrawal or surrender; (2) you receive an annuity payments under the Contract; or (3) upon payment of the death benefit.
•
Death Benefit. Your Contract includes a death benefit that will pay your designated beneficiaries (1) the Contract Value if an Annuitant dies before the Contract Maturity Date and on or after his or her 75th birthday, or (2) the greater of the Contract Value or Purchase Payments less any adjustment for each withdrawal if an Annuitant dies before the Contract Maturity Date and before his or her 75th birthday. If an Annuitant dies after the Contract Maturity Date or any time after Annuity Payments begin, no death benefit is payable. The Contract has an Enhanced Death Benefit option available for an additional charge.
•
Additional Features and Services. We make certain additional services available under the Contract at no additional charge:
The Automatic Dollar Cost Averaging Plan allows you to transfer a set amount from the Government Money Market Division to other Divisions on a regular schedule. The Portfolio Rebalancing feature automatically rebalances your Contract Value among your selected Divisions in order to restore your allocation to the original level. You may participate only in one of the Automatic Dollar Cost Averaging Plan and Portfolio
Account A (Fee Based) Prospectus  5

Rebalancing feature at a time. We also allow automatic transfers or sweeps of interest from the GIF to any combination of the Divisions monthly, quarterly, semi-annually or annually. We do not charge for participation in these features.
The Systematic Withdrawal Plan allows you to set up automatic monthly withdrawals from your Contract Value. We will take any withdrawal under this plan proportionally from your
Contract Value in your selected investment options or the investment options you designate subject to certain conditions. We do not charge for participation in this feature.
6  Account A (Fee Based) Prospectus

Fee and Expense Tables
Contract Fees and Expenses
The following tables describes the fees and expenses that you will pay when buying, owning, and surrendering the Contract. They do not include any advisory fee your Investment Professional may withdraw from Contract Value for his or her services. If such charges would be reflected, your fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer Contract value between investment options. These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.

Transaction Expenses	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)%		%
Maximum Withdrawal Charge for Sales Expenses	$	$
Transfer Fee	$	$
Expedited Delivery Charges[1]	$	$
Wire Transfer Fee[2]	$	$
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Maximum Fee	Current Fee
Administrative Expenses[3]	$	$
Base Contract Expenses (as a percentage of average Contract Value)[4]	%	%
Optional Benefit Expenses (as a percentage of the entire benefit)[5]	%	%

1
For express mail delivery with signature required; the express mail delivery charge without signature is $15.
2
We also charge $15 for wire transfers in connection with withdrawals.
3
We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days notice.
4
We reserve the right to increase the current base contract charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum base contract charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.
5
The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.
Account A (Fee Based) Prospectus  7

Annual Portfolio Operating Expenses
The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., APPENDIX A: Portfolios Available Under Your Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	__%	___%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	__%	__%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2020 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.
**
As a percentage of average Portfolio assets.
For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Example1
The following Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, and the fees and annual Portfolio expense. The Example does not include any advisory fee your Investment Professional may withdraw from Contract Value for his or her services. If such charges would be reflected, your fees and expenses would be higher. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. Although you are required to invest a minimum of $50,000 in the Contract, the Example assumes that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Example reflects the maximum expenses of the underlying Portfolios (as set forth above) as well as the Optional Enhanced Death Benefit Maximum Charge. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:
Contract With the Enhanced Death Benefit
If you surrender your Contract at the end of the applicable time period	1 year	3 years	5 years	10 years
If you annuitize at the end of the applicable time period:
If you do not surrender your Contract:
1 The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2020.
Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Principal Risks
Investment Risk You can lose money by investing in the Contract.
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings and from a tax perspective is generally less attractive if owned by a non-natural person. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to tax penalties or other unfavorable treatment. If, for example, you elect to withdraw the advisory fee from your Contract Value, the deduction will reduce the death benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions.
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available
8  Account A (Fee Based) Prospectus

under the Contract, and each Portfolio will have its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision.
Insurance Company Risks Investment in the Contract is subject to the risks related to the Depositor (Northwestern Mutual), and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling.

The Company
The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $308 billion as of December 31, 2020. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
In addition to your fixed account allocations, General Account assets are used to guarantee the payment of the benefits under the Contracts , including death benefits. To the extent that we are required to pay you amounts in addition to your Contract
Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account
We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.
You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.
When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:
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Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
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Invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased.
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Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.
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Create new separate accounts.
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Combine the Separate Account with any other separate account.
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Transfer the assets and liabilities of the Separate Account to another separate account.
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Transfer cash from time to time between the Company’s general account and the Separate Account as deemed
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necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.
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On behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to Contracts supported by the Separate Account to the Company’s General Account.
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Add, delete, or make changes to the securities and other assets that are held or purchased by the Separate Account.
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Terminate and/or liquidate the Separate Account.
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Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.
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Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options
The Contract makes available a fixed option and a variety of variable investment options. The Company does not endorse or recommend any particular option nor does it provide asset allocation or investment advice. Additionally, not all of the investment options may be available in the Fee-Based Program under which you hold your Contract. You, together with your Investment Professional, are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed and, because both your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed option earn interest for a specified period at a rate we declare from time to time and, together with the interest earned, are guaranteed by, and subject to the claims-paying ability of, the Company.
The Role of Your Investment Professional
Your Investment Professional may provide us with instructions on your behalf involving the investment of Net Purchase Payments and the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed elsewhere in this prospectus.
We are not a party to any agreement you have with your Investment Professional, nor are we responsible for any brokerage service or investment advice your Investment Professional provides to you. Your Investment Professional may be associated with our affiliated registered investment advisor and/or our affiliated limited purpose federal savings bank, and a Contract may only be purchased through such an Investment Professional. Any non-incidental investment advice that your Investment Professional provides to you related to investment option selection or asset allocation within your Contract is pursuant to a separate agreement with an entity qualified to provide such advice, such as our affiliated registered investment advisor (Northwestern Mutual Investment Services, LLC) or our affiliated limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company), and is
not provided by the Company. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional. By signing the application for the Contract, (or by executing other documents acceptable to us), you affirm that you understand and agree that instructions you provide your Investment Professional may not be relayed concurrently to us and that we are not liable for any loss or liability that may arise as a result. All instructions we receive from your Investment Professional will be deemed to have been authorized by you and provided on your behalf (not on our behalf), until you either notify us in writing that you have revoked that authority or we receive notice of your death. We may require your Investment Professional to enter into a separate agreement with us relating to communications between us on behalf of all Contract Owners your Investment Professional represents as a condition of accepting his or her instructions. This agreement also may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all contract owners.
Any fee that is charged by your Investment Professional is in addition to the fees and expenses that apply to your Contract described in this prospectus. The advisory fee is calculated as a percentage of Contract assets and is charged on a quarterly basis. By advance written agreement with us, you may authorize your Investment Professional to withdraw amounts from your Contract to pay for his or her fee. Please note there is no mechanism for terminating this agreement without terminating the Contract. These withdrawals are deducted proportionately from each of your investments. We will send you a confirmation of the withdrawal, which you should review to verify the advisory fee amount is accurate. Any such withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract.
Your Investment Professional must be appointed by us, or associated with a broker-dealer appointed by us, as our authorized agent to sell the Contract. As our selling agent, your Investment Professional or his or her associated broker-dealer, may receive compensation for the services performed on our behalf. Your Investment Professional also may receive
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compensation for referring you to the fee-based program under which you purchase your Contract. If you would like more information about these compensation arrangements, you should contact your Investment Professional.
Variable Options
The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
Subject to any limitations imposed by your Fee-Based Program, you may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio.
There can be no assurance that the Portfolios will realize their objectives. You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this Prospectus. Read the prospectus carefully before investing. You can find these documents online at www.nmprospectus.com, by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Payments We Receive The Contract makes available both proprietary and non-proprietary Portfolios. The Northwestern Mutual Series Fund, Inc. is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Contract, we consider during the selection process whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Contracts and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Contract may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We consider receipt of these payments when deciding whether to offer a Portfolio.
Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
Transfers Between Divisions Subject to any limitations imposed by your Fee-Based program, any limitations imposed by your Fee-Based program, the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of
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Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.
We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.
Before the Maturity Date, you may transfer amounts which you have invested in the Guaranteed Interest Fund to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. (See “Fixed Option—The Guaranteed Interest Fund”.)
Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors such as Owners and other person who may have material rights under the Contract (e.g., beneficiaries) because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to
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restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. If your Investment Professional provides substantially the same asset allocation or investment advice to a number of Contract Owners whose investments represent a substantial portion of the assets in an underlying Portfolio, resulting trading activities may adversely affect all Contract Owners. Therefore, we may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all Contract Owners. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.
Fixed Option—The Guaranteed Interest Fund
During the Accumulation phase of your Contract, you may direct all or part of your Purchase Payments to the Guaranteed Interest Fund (“GIF”) for investment on a fixed basis, provided it is available in your state and under your Contract. Your ability to make investments in a Guaranteed Account may be limited by state law. Currently, the GIF is not available in Contracts subject to New York law. To find out if a GIF is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. The GIF is not available under fee-based programs sponsored by affiliates of the Company. All material state variations are described in Appendix B.
Moving into a Guaranteed Account You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account prior to the Maturity date, subject to restrictions described in the Contract. Subject to limitations described below, you may make additional investments in GIF at any time prior to the Maturity Date of the Contract.
Moving out of a Guaranteed Account Transfers from the GIF to the Separate Account Divisions are subject to certain limits. After a transfer from the GIF, we will allow no further transfers from the GIF for a period of 365 days; in addition, we will allow no further transfers back into the GIF for a period of 90 days. The maximum amount that you may transfer from the GIF in one transfer is the greater of (1) 25% of the amount that you had invested in the GIF as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the GIF. In no event will this maximum transfer amount be less than $1,000 or more than $50,000. These transfer limitations can be illustrated as follows:
Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years
Additional Information In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Amounts you invest in the GIF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, amounts in the GIF do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract may apply to amounts in the GIF. (See “Charges.”) For purposes of allocating and deducting the annual Contract fee, we consider any investment in the GIF as though it were an investment of the same amount in one of the Separate Account Divisions.
Interest is credited and compounded daily on amounts you invest in the GIF at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). For Contracts issued on or before [___], the Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). For Contracts issued after [____], the Declared Rate will not be less than a minimum guaranteed annual effective rate of [__]% (or a higher rate if required by applicable state law). We also guarantee that the cash value of
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your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract.
Upon expiration of a Guaranteed Period forGIF, we will apply a new Declared Rate for a new one-year Guaranteed Period.
Investments in the GIF are subject to a maximum limit of $100,000 without our prior consent. To the extent that a Purchase Payment or transfer from a Division of the Separate Account causes the Contract’s interest in the GIF to exceed this maximum limit, we will place the amount of the excess in the Government Money Market Division and it will remain there until you instruct us otherwise.

The Contract
Generally  The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are subject to tax as ordinary income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on a Contract owned by a non-natural person will generally be treated as ordinary income subject to annual taxation.
If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in thisprospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.
Free Look If you change your mind about owning this Contract, you can cancel it within ten days after you receive it (or whatever period is required under applicable state law). There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. We will refund the sum of (a) the value of the Accumulation Units of the Separate Account on the effective day of the return plus (b) any amount deducted from the portion of the Purchase Payments applied to the Separate Account. In the event applicable state law requires us to return the greater of your Contract value or your purchase payment, we will do so. All material state variations are described in Appendix B.
Contract Values The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to the Guaranteed Interest Fund, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable MVA or charges under the Contract deducted from any Guaranteed Account. If, for example, the advisory fee is withdrawn from Contract Value, the withdrawal will reduce the Guaranteed Account value. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We will notify you, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000. If you are unable to increase the Contract Value or the total Purchase Payments paid to $2,000 within 30 days after we notify you, we may surrender your Contract for its Contract Value (i.e., with no withdrawal charge) in accordance with applicable state law, provided such surrender does not affect or terminate any other benefits or riders provided or elected under the Contract.
Buying the Contract
You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $50,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent. Purchase Payments may not exceed the applicable federalincome tax limits. In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. When
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initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees. The amount of minimum Purchase Payments may also be reduced in light of certain other requirements of Fee-Based Programs.
The Guaranteed Interest Fund is subject to certain investment minimums and maximums in addition to those described above. Without our prior consent, no investment may cause the Accumulation Value of the Guaranteed Interest Fund (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000.
We credit Net Purchase Payments to the variable and/or fixed investment options as you direct. Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Subsequent Net Purchase Payments will be priced based onthe next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.
We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. We determine the value of an Accumulation Unit by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio and the deduction for any applicable taxes or charges.
Application of Purchase Payments We credit Net Purchase Payments to the variable and/or fixed investment options as you direct. If we do not have appropriate instructions in good order, we will continue to credit Net Purchase Payments to your Contract according to the allocation instructions then in effect. The application of Purchase Payments to the Guaranteed
Interest Fund is subject to special rules (see “The Investment Options—Fixed Option”). We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.
Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.
Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated. The number of Accumulation Units credited to a Contract is determined by dividing the Net Purchase Payments by the value of the Accumulation Unit on the effective date. This number of Accumulation Units will not be changed by any subsequent change in the dollar value of the Accumulation Units.
We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may
Account A (Fee Based) Prospectus  15

reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.
The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.
Maturity Date Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date.(See “Minimum Distribution Requirements.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).
Access to Your Money
Withdrawals Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.
Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)
We may accept withdrawal or full surrender requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders may require a signed form. Withdrawal requests may be submitted on properly completed
Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or earlier, if required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.
If you elect to have your advisory fee withdrawn from Contract Value, the withdrawal of your advisory fee will result in the cancellation of Accumulation Units. The withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract. The withdrawal will reduce the death benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax. (See "Benefits Available Under the Contract.") Given the significant effect such reductions could have on your Contract benefits, you should discuss the impact of withdrawing advisory fees from Contract Value with your Investment Professional.
If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.
Benefits Provided Under the Contracts
Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the
16  Account A (Fee Based) Prospectus

Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Government Money Market Division until the Portfolio is liquidated.
Benefits Available Under the Contract
The following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
•Only payable if the Annuitant dies
before the Maturity Date
•Income plans have their own payout
benefit rules at death (see below)
•Is reduced for withdrawals, such as
withdrawals from Contract Value to
cover the advisory fee.
•If payee elects to continue the
contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
•Not available for all issue ages and
Contract Value adjustments are
limited by the primary Annuitant’s
age
•Must be elected at issue
•Cannot be added once terminated
•There is a charge for this benefit

Income Plans	Annuity payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
•Plans for annuity payments for
specified period are not available for
Contracts issued after May 1, 2013
•Variable income plans are subject to
some Contract charges (as well as
expenses of the underlying
Portfolios) and are subject to market
risk
•Fixed income plans are funded
through withdrawals from the
Separate Account and may be
subject to a withdrawal charge
•Transfers between income plans are
only allowed under limited
circumstances

Account A (Fee Based) Prospectus  17

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Fixed Option
The fixed option (Guaranteed
Interest Fund or GIF) is available
during the accumulation phase.
For Contracts issued on or before
[___], the Declared Rate will not
be less than a minimum
guaranteed annual effective rate
of 0.50% (or a higher rate if
required by applicable state law).
For Contracts issued after
[____], the Declared Rate will
not be less than a minimum
guaranteed annual effective rate
of [__]% (or a higher rate if
required by applicable state law).
The Declared Rate will be
effective for a Guaranteed Period
equal to the shorter of the
following two periods: (i) the
twelve month period measured
from the end of the month of the
investment’s effective date, or (ii)
the period remaining until the
Maturity Date of the Contract.
		Standard	No Charge[3]
•Principal and interest rates for fixed
option amounts guaranteed by
Northwestern Mutual are subject to
its claims-paying ability
•Effective rates apply only for
specified Guarantee Periods, the
terms for which may change at our
discretion and may be limited by
your Contract’s Maturity Date
•Allocations to and from the GIF
may be subject to special
restrictions, such as minimum and
maximum limits on initial and
additional amounts invested and
limits on the timing and amount of
transfers out of these options

Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	•Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	•Proportionate deductions may be limited for amounts in the Guaranteed Interest Fund •Taxes or penalties may apply
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	•Ordinarily ends upon transfers from applicable Divisions •Cannot use with dollar cost averaging
Interest Sweeps	Automatically transfers interest from the GIF to any combination of Divisions	Standard	No charge	•Minimum Contract Value required for eligibility

1 The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
2 Variable income plans continue to be assessed Base Contract Charges.
3 Some charges apply to amounts allocated to or withdrawn from the Guaranteed Interest Fund but may be calculated in a manner different than the manner applicable to other amounts.
Death Benefit
How Much is the Death Benefit? The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)
•
If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).
•
If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)
•
If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:
18  Account A (Fee Based) Prospectus

•
the Contract Value (determined as described immediately below); or
•
the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn. This method of calculating reductions could reduce the relevant values significantly, and by substantially more than the actual amount of the withdrawal.)
When is the Death Benefit Determined? In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.
Guaranteed Minimum Death Benefit Examples
Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):
	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500
If you elect to have your advisory fee withdrawn from Contract Value, the withdrawal will have the same effect on the death benefit as any other withdrawal you make from your Contract. Given the significant effect such reductions could have on the death benefit, you should discuss the the impact of withdrawing advisory fees from Contract Value with your Investment Professional.
Example: John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and after his 75th birthday. Upon his death, the Company pays the Contract Value to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and before his 75th birthday. Upon his death, the Company pays the greater of the Contract Value or Purchase Payments less any adjustments for each withdrawal to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies after the Contract Maturity Date. Since the Contract has matured, no death benefits are payable through the Contract. If John settled the funds from the Contract to an Income Plan, a death benefit may be payable based on the Income Plan chosen.
An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.
Account A (Fee Based) Prospectus  19

Example: John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date, after one year of owning the Contract and before his 80th birthday. Upon his death, the Company pays the greatest of the Contract Value, Purchase Payments less any adjustments for each withdrawal, or the EDB on the most recent anniversary plus payments and less any adjustments for withdrawals since the prior anniversary to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date and after his 80th birthday. Upon his death, the Company pays the greater of the Contract Value or the EDB on the anniversary immediately prior to his 80th birthday plus payments and less any adjustments for withdrawals since that anniversary to his wife Jane, his designated beneficiary.
Enhanced Death Benefit Examples
Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):
Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000
Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):
Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2022–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2023–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2023–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)
How is the Death Benefit Distributed? If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant. As a matter of current practice, the Contract continues in force, subject to limitations under federal and/or state law. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.
If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.
If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:
•
continue the Contract (as described above),
•
receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or
•
receive the Death Benefit as a lump sum check.
In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.
Income Plans
Generally If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your
20  Account A (Fee Based) Prospectus

spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess Base Contract Charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. Fixed income plans describe in the Contract or otherwise offered by the Company include income plans with a guaranteed income amount or income amount that changes annually based on the company’s declared rate. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. Your interest, if any, in our General Account would also include the value of any amounts allocated to any GIF, plus credited interest, less any withdrawals you have made.
A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Transfers made between investment options during pay-out cannot: (1) exceed 12 transfers per year, (2) transfer into and then out of the same fund within 14 days, if the transfer is $10,000 or more, and (3) transfer into and then out of the same fund within 30 days, if the transfer is in excess of 1% of the underlying fund’s total assets. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. If you select a fixed income plan, the Fee-Based Program under which you hold your Contract will automatically terminate when the withdrawal value of your Contract is transferred to our General Account. You should check with your Investment Professional about the status of your Fee-Based Program if you select a variable income plan. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”
The annuitization period begins when you start receiving a stream of periodic annuity payments under your Contract on the date you select. For variable income plans, the earliest possible annuity commencement date is immediately after we issue your Contract. The latest possible annuity commencement date is the Maturity date (i.e., the date you must annuitize or take the lump sum). On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 90th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise.
Example: John Doe was the Owner of a Contract and had elected a single life income plan for a ten-year certain period. John dies before the ten-year certain period is over and his wife Jane, his beneficiary, continues to receive income payments for the remainder of the certain period. After the ten-year certain period, no income payments are payable to Jane, his beneficiary.
Description of Variable Income Plans The following variable income plans are available:
1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).
2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary. Where no certain period was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a certain period of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.
We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans. Amounts (or portions thereof) payable under a variable income plan with a Period Certain may be redeemed after we have a request for redemption in good order at the Home Office. Where no certain period was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s
Account A (Fee Based) Prospectus  21

adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. If you are in an Income Plan involving a life contingency (i.e., Plans 2 or 3), you will not be able to withdraw any Contract Value after the annuity commencement date. We will not permit a transfer to an Income Plan that involves a different life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.
Right to Change Annuity Option While In Pay-Out
Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted Income Age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 ½%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.
Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.
Automatic Dollar-Cost Averaging The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semiannual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.
Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.
Systematic Withdrawal Plan You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.
Portfolio Rebalancing To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.
Only contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the
22  Account A (Fee Based) Prospectus

variable, not the fixed, investment options. A program of regular investing cannot assure a profit or protect against loss in a declining market.
Interest Sweeps  Interest Sweeps If you select this service we will automatically sweep or transfer interest from the GIF to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.
Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the investment Divisions do not apply to interest sweeps.

Charges
We will make the following deductions:
Base Contract Charges
Nature and Amount of the Charges When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.
The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.
Other Expense Risks The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.
Contract Fee On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. We will apply the charge for the Contract Fee by reducing the number of Accumulation Units credited to your Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Separate Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future. We will give prior notice
Enhanced Death Benefit Charge On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the separate Account and the Guaranteed Accounts in proportion to the amounts you have invested.
Premium Taxes The Contracts provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.
Portfolio Expenses and Charges The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.
For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2020 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year,
Account A (Fee Based) Prospectus  23

although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of __% to a maximum of __%.
Expedited Delivery Charge When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service at your request) and $15 for a wire transfer.

Federal Income Taxes
Qualified and Non-Tax Qualified Plans
We offer the Contract for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:
1.
Individual retirement annuities pursuant to the provisions of Section 408 of the Internal Revenue Code of 1986, as amended (the “Code”), including a traditional IRA established under Section 408(b).
2.
Roth IRAs pursuant to the provisions of Section 408A of the Code.
We also offer the Contract for use in non tax-qualified situations (i.e., contributions are not tax deductible).
Contribution Limitations and General Requirements Applicable to Contract
Traditional IRA If an individual has earned income, the individual and the individual’s spouse, as defined under federal tax law, are each permitted to make a maximum contribution of $6,000 for 2020 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions may be made after age 72 for tax years after December 31, 2020. Annual contributions are generally deductible unless the Owner or the Owner’s spouse, as defined under federal tax law, is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $65,000—$75,000 for single filers and between $104,000—$124,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $196,000—$206,000 (indexed). Federal income tax refunds can be deposited directly into an IRA, subject to the contribution limits.
The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse, as defined under federal tax law, can also roll over the deceased Owner’s IRA, tax deferred annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary also can roll over the deceased owner’s IRA, tax-deferred annuity or qualified plan to an inherited IRA in a trustee-to-trustee transfer, subject to the after death required minimum distribution rules. In addition, certain declared federal disaster relief or military service provisions may supplement this information.
An IRA is nonforfeitable and generally cannot be transferred.
Roth IRA If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $6,000 for 2020 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $124,000 and $139,000 for single filers, between $196,000 and $206,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.
An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan), and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.
Non-Tax Qualified Contract There are no federal tax limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse, as defined under federal tax law, is not subject to any distribution requirements.
Taxation of Contract Benefits
For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section
24  Account A (Fee Based) Prospectus

72 of the Code. If, for example, you elect to withdraw your advisory fee from Contract Value, the advisory fee may be taxable as ordinary income.
IRAs As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.
Where nondeductible contributions are made to individual retirement annuities, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 72, a 50% penalty may be imposed on payments made from individual retirement annuities to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions, benefits from individual retirement annuity contracts are subject to the tax-free roll-over provisions of the Code.
A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.
Roth IRAs Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59½, or a distribution made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.
A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.
A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.
Nonqualified Contracts If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.
For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.
One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.
Premature Withdrawals A penalty tax will apply to premature payments of Contract benefits. If, for example, you elect to withdraw your advisory fee from Contract Value before age 59 ½, the advisory fee would be subject to a 10% federal penalty tax. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59½ and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.
Account A (Fee Based) Prospectus  25

Minimum Distribution Requirements All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).
1. IRAs: As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.
The Owner must take the first required distribution no later than the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs is April 1 of the calendar year following the calendar year the Owner attains age 72.
Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of three main rules: (1) the life expectancy rule, (2) the ten year rule, or (3) the five year rule.
(1) Life Expectancy Rule: An eligible designated beneficiary may take distributions based on the beneficiary’s life or life expectancy when the beneficiary is the surviving spouse of the Owner, a child of the Owner who is under the age of majority, a disabled or chronically ill beneficiary, or any other person who is not more than ten years younger than the Owner. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)
(2) Ten Year Rule: A designated beneficiary who is not an eligible designated beneficiary is required to draw down the entire inherited interest within ten years of the Owner’s death. This applies whether or not the decedent had begun RMDs prior to the Owner’s death.
(3) Five Year Rule: A beneficiary who is not either an eligible designated beneficiary or a designated beneficiary, as defined by federal tax law, may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.
If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.
2. Spousal Exceptions: If the designated beneficiary is the Owner’s spouse, as defined under federal tax law, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 72.
3. Non-spouse Transfers: A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.
4. Roth IRAs: The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.
5. Nonqualified Contracts: The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the beneficiary, other than a spousal beneficiary, is required to take minimum distributions pursuant to Section 72 of the Code after the death of the Owner.
Upon the death of the Owner, the Owner’s non-spouse beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.
(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence within 12 months of the Owner’s death.
(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distributions no later than 60 months after the Owner’s death.
A surviving spouse, as defined under federal tax law, is not required by the federal tax law to take any distributions during his or her lifetime and may extend deferral by electing a spousal exchange.
Temporary Rules Under the CARES Act On March 27, 2020 Congress passed the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provision, the CARES Act includes temporary relief from certain tax rules applicable to qualified contracts. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving the contract or your interest in the contract.
Required Minimum Distributions: The CARES Act allowed participants and beneficiaries in certain qualified plans and IRAs to suspend taking required minimum distributions in 2020, including any initial required minimum distributions for 2019 that would have been due by April 1, 2020. Additionally, the year 2020 was not counted in measuring the five year or ten year post-death distribution period requirements. Any distributions made in 2020 that, but for the CARES Act, would have been a required minimum distribution instead may be eligible for rollover. Furthermore, distributions that were subject to 20% withholding because they were eligible rollover distributions from Section 403(b) or Former Pension Annuities were only be subject to default withholding.
26  Account A (Fee Based) Prospectus

Retirement Plan Distribution Relief: Under the CARES Act, an “eligible participant” could have withdrawn up to a total of $100,000 from IRAs and certain qualified plans that adopt this provision without being subject to the 10% additional tax on premature distributions. The Federal income tax on these distributions for eligible participants can be spread ratably over three years and the distributions may be re-contributed during the three-year period following the distribution. For these purposes, eligible participants are participants who:
•
have been diagnosed with COVID-19,
•
have spouses or dependents diagnosed with COVID-19, or
•
have experienced adverse financial consequences stemming from COVID-19 as a result of
•
being quarantined, furloughed or laid off,
•
having reduced work hours,
•
being unable to work due to lack of child care,
•
the closing or reduction of hours of a business owned or operated by the participant, or
•
other factors determined by the Treasury Department.
Eligible participants could have taken these distributions from 401(k), 403(b), and governmental 457(b) plans even if they would otherwise be subject to in-service withdrawal restrictions (e.g., distributions before age 59-1/2) and the 20% withholding that would otherwise apply to these distributions does not apply.
Taxation of Northwestern Mutual
We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Charges.”)
Other Considerations
You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services
While the following services are generally available under the Contract, not all of them may be available to Owners of Contracts held in the Fee-Based Program in which you participate. For more information, contact your Investment Professional.
Electronic Funds Transfer (“EFT”) Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.
A program of regular investing cannot assure a profit or protect against loss in a declining market.
Automatic Required Minimum Distributions (“RMD”) For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 ½.
Substitution of Portfolio Shares and Other Changes When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio (or substitute a class of shares of an existing Portfolio for a different class of the same Portfolio) if the shares of the
Portfolio are no longer available for investment or, in our judgment, further investment in the shares of the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.
Owner Inquiries and Instructions Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.
The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures
Account A (Fee Based) Prospectus  27

reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.
Householding  To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Additional Information
The Distributor We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.
Although NMIS does not receive commissions on the sales of Contracts, it does receive fees for investment advice and other services provided to Contract Owners. The fees are based in part on the value of Contract assets held for their benefit by NMIS. The Contracts are offered to purchasers who pay periodic asset-based fees to an affiliated investment adviser such as NMIS (which is also a registered investment adviser) or our limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company (“NMWMC”)) for providing investment advice and other services to Owners. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. The individual NMIS or NMWMC Representative who recommends the Northwestern Mutual Signature Annuities advisory program to a client will receive a portion of the asset-based fee paid by the client. The amount of the compensation that a NMIS or NMWMC Representative may receive for recommending the Signature Annuities program may be more than what the individual would receive if the client paid separately for investment advice, brokerage, and other services.
NMIS and the Northwestern Mutual Wealth Management Company (“NMWMC”) use a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of other investments such as mutual funds in brokerage accounts or advisory accounts. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS or NMWMC; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 35% and 95% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement, even though commissions for Contracts are not paid out through the grid. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.
Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits.
Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial
28  Account A (Fee Based) Prospectus

Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.
Dividends This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.
We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.
Voting Rights As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received, as well as shares of the fund that the insurer itself owns, in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a
Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the vestment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefore in the next annual report to Contract Owners.
Internal Annuity Exchanges As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.
Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.
It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract or a front-load variable annuity contract.
Speculative Investing Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent
Account A (Fee Based) Prospectus  29

such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.
Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
Legal Proceedings Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Additional Information
Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will notify you by mail that reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest are available online.
More information about the Contract and NML Variable Annuity Account A (the “Separate Account”) is included in the SAI dated May 1, 2021. The SAI is incorporated by reference in this prospectus and is available free of charge at www.northwesternmutual.com.
To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this prospectus. You can also request a copy of the SAI by calling us at (888) 455-2232 free of charge.
Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.Edgar Contract Identifier: C000034305
30  Account A (Fee Based) Prospectus

APPENDIX A—Portfolios Available under Your Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital with current income as a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/ Wellington Management Company LLP
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/ Fiduciary Management, Inc.
Investment results that approximate performance of Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA
Long-term growth and income as a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.
Long-term growth of capital and income	Domestic Equity Portfolio[2]	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/ T. Rowe Price Associates, Inc
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/ Wellington Management Company LLP
Investment results that approximate performance of S&P MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA
Long-term capital growth	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/ Wellington Management Company LLP
Investment results that approximate performance of Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/ T. Rowe Price Associates, Inc
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC
Account A (Fee Based) Prospectus  31

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Capital appreciation	Research International Core Portfolio[2]	MSA/Aberdeen Asset Managers Limited
Long-term growth of capital	International Equity Portfolio[2]	MSA/Templeton Investment Counsel, LLC
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/ Massachusetts Financial Services Company
Maximum current income consistent with liquidity and stability of capital	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC
Provide as high a level of current income consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/ T. Rowe Price Associates, Inc
Provide as high a level of total return consistent with prudent investment risk; a secondary objective to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Wells Capital Management, Inc.
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC
Realize as high a level of total return consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]
Long-term growth of capital by investing primarily in securities of companies that meet Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[2]	Neuberger Berman Advisers Management Trust
Long-term growth of capital	U.S. Strategic Equity Fund[6]	Russell Investment Management LLC (RIM) [7]
32  Account A (Fee Based) Prospectus

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2020)
				1 Year	5 Year	10 year
Long-term growth of capital	U.S. Small Cap Equity Fund[6]	RIM[7]
Current income and long- term growth of capital	Global Real Estate Securities Fund[6]	RIM[7]
Long-term growth of capital	International Developed Markets Fund[6]	RIM[7]
Total return	Strategic Bond Fund[6]	RIM[7]
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[6]	RIM[7]
Above-average long-term capital appreciation and moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[6]	RIM[7]
High long-term capital appreciation; as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[6]	RIM[7]
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[6]	RIM[7]
Total return	Commodity Return Strategy Portfolio – Class 2[8]	Credit Suisse Asset Management, LLC
1 [Footnote for each figure in this column that reflects a waiver: This reflects an expense reimbursements and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.]
2 A series of Northwestern Mutual Series Fund, Inc., for which MSA, our wholly-owned company, serves as investment adviser.
3 The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
4The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
5 A series of Neuberger Berman Advisers Management Trust.
6 A series of Russell Investment Funds.
7 Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
8 A series of Credit Suisse Trust.
Account A (Fee Based) Prospectus  33

APPENDIX B—State Variations
34  Account A (Fee Based) Prospectus

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Flexible Payment Variable Annuity (Fee Based)
An individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs and Non-Tax Qualified Annuities and Non Qualified Plans offered to purchasers who pay periodic fees for brokerage/advisory services instead of sales charges.
Issued by The Northwestern Mutual Life Insurance Company
and
NML Variable Annuity Account A

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T22, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888- 455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACT
Northwestern Mutual Investment Services, LLC (“NMIS”) is the distributor of the Contract and is considered the principal underwriter of the Contract. NMIS is a wholly-owned company of Northwestern Mutual. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS may enter into selling agreements with other affiliated and unaffiliated broker-dealers to distribute the Contract. The offering is continuous.
DETERMINATION OF ANNUITY PAYMENTS
The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”
Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.
Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.
The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.
Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.
The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.
(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000
(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$ 2.000000
(3)	Cash Value of Contract at maturity, (1) X (2)	$ 50,000
(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$ 4.90
(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$ 245.00
(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$ 1.500000
(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33
The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.
However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to$1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.
For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.
VALUATION OF ASSETS OF THE ACCOUNT
The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.
TRANSFERABILITY RESTRICTIONS
Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code of 1986, as amended, cannot be transferred except in limited circumstances involving divorce.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the financial statements of NML Variable Annuity Account A as of December 31, 2020 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.
[TO BE UPDATED BY AMENDMENT]

PART C
OTHER INFORMATION
Item 27.  Exhibits
(a)
Financial Statements
(1)
NML Variable Annuity Account A
Included in the Statement of Additional Information are:
Statements of Assets and Liabilities as of the end of the most recent fiscal year
Statements of Operations as of the end of the most recent fiscal year
Statements of Changes in Net Assets for each of the two most recent fiscal years
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
(2)
The Northwestern Mutual Life Insurance Company
Included in the Statement of Additional Information are:
Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
Consolidated Statement of Operations for each of the three most recent fiscal years
Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
Consolidated Statement of Cash Flows for each of the most recent three fiscal years
Notes to Consolidated Statutory Financial Statements
Report of Independent Registered Public Accounting Firm
(b)
Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company amending NML Variable
Annuity Account A Operating Authority, authorizing
registration as an Investment Company; and approval of
Fee-Based Variable Annuity Contract
Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account A, File No. 333-72913, filed on February 16, 2006
(b)(1)(b)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company creating the Account and
resolution of the Executive Committee designating the
formations of “NML Variable Annuity Account A” and
“NML Variable Annuity Account B”
Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.A. FB. (1106), including Sex Distinct Payment Rate Tables	Exhibit (b)(4)(a)(1) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity Contract, RP.V.A. FB. (1106), including Sex Neutral Payment Rate Tables	Exhibit (b)(4)(a)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(4)(b)(1)	Form of Amendment to Qualify Contract as Annuity, RRV 313 (032000)	Exhibit (b)(4)(b)(1) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 19, 2006
(b)(4)(b)(2)	Form of Amendment to Qualify Contract as Individual Retirement Annuity, TRAD.IRA.AMDT.(0103)	Exhibit (b)(4)(b)(2) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 19, 2006
(b)(4)(b)(3)	Form of Endorsement to Establish Contract as a Roth Individual Retirement Annuity, ROTH.IRA.AMDT.(0103)	Exhibit (b)(4)(b)(3) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 19, 2006
(b)(4)(b)(4)	Form of Amendment to Qualify Contract as Tax-Exempt Trust and Permit Contributions to Qualify as Charitable Deduction, RR.V.NIMCRUT.(1106)	Exhibit (b)(4)(b)(4) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(4)(b)(5)	Form of Amendment to Qualify Contract as Tax-Exempt Trust and Permit Contributions to Qualify as Charitable Deduction, RR.V.NIMCRUT.(0803)	Exhibit (b)(4)(b)(4) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 19, 2006
(b)(4)(c)	Enhanced Death Benefit Rider, VA.EDB.(0803)	Exhibit (b)(4)(c) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006
(b)(4)(d)(1)	Flexible Payment Deferred Variable Annuity – Account A Contract, ICC12.RR.VA.AFB (0313)	Exhibit (b)(4)(h)(1) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 28, 2014
(b)(4)(d)(2)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Exhibit (b)(4)(h)(3) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 28, 2014
(b)(5)	Form of Application (1106), with Owner Identity Verification (0104)	Exhibit (b)(5) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333- 133380, filed on August 8, 2006
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 333- 72913, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)
Amendment No. 1 dated August 7, 2000 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)
Amendment No. 2 dated October 13, 2006 to
Participation Agreements dated March 16, 1999 and
August 7, 2000, respectively, by and among The
Northwestern Mutual Life Insurance Company, Russell
Investment Funds, f/k/a “Russell Insurance Funds,” and
Russell Fund Distributors, Inc.
Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(a)(4)
Amendment No. 3 dated August 29, 2007 to Participation
Agreements dated March 16, 1999, August 7, 2000, and
October 13, 2006, respectively, by and among The
Northwestern Mutual Life Insurance Company, Russell
Investment Funds, f/k/a “Russell Insurance Funds,” and
Russell Fund Distributors, Inc.
Exhibit (b)(8)(a)(4) to Form N-4 Post-Effective Amendment No. 26 for NML Variable Annuity Account A, File No. 333-72913, filed on April 24, 2013
(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(8)(e)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(b)(8)(i)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(b)(8)(j)	Power of Attorney	Filed herewith
(b)(8)(k)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Chris K. Gawart, Esq. dated March 17, 2021	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated ______2021	To be filed by amendment
(b)(11)(o)	Form of Initial Summary Prospectus	Filed herewith
Item 28.  Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.
TRUSTEES – As of February 2, 2021
Name	Address
John N. Balboni	Retired Senior Vice President & CIO International Paper 105 E. Goodwyn Memphis, TN 38111

Nicholas E. Brathwaite	Co-Found & Partner Riverwood Capital 2494 Sand Hill Road Building 7, Suite 100 Menlo Park, CA 94025

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Dale E. Jones	CEO & President Diversified Search 1200 New Hampshire Avenue, NW Suite 820 Washington, DC 20036

Name	Address
Randolph W. Melville	Retired Senior Vice President & General Manager West Division Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital and Technology Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	General Counsel Mastercard 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	SVP of Product Development Applied Systems 2221 N. Terrace Avenue Milwaukee, WI 53202

Anne M. Paradis	Retired CEO MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

John E. Schlifske	Chairman, President & CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Aarti Shah	Senior Vice President, Chief Information & Digital Officer Eli Lilly Lilly Corporate Center Indianapolis, IN 46285

Mary Ellen Stanek	Managing Director & Director of Asset Management Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road P. O. Box 4299 Columbus, GA 31914

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 241 N. Broadway Suite 300 Milwaukee, WI 53202

Name	Address
Benjamin F. Wilson	Chairman Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Juan C. Zarate	Chairman & Co-Founder Financial Integrity Network 1919 M Street, NW, Suite 200 Washington, DC 20036
EXECUTIVE OFFICERS – As of February 2, 2021
John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Operation Officer
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Timothy J. Gerend	Executive Vice President and Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President & Chief Commercial Officer
John M. Grogan	Executive Vice President and Chief Insurance Officer
Ronald P. Joelson	Executive Vice President
Todd M. Jones	Vice President & Controller
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Neal Sample	Executive Vice President & Chief Information Officer
The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of February 2, 2021are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 2, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company, LLC(2)	Delaware	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00

All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 2, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford Master Association Inc.(2)	North Carolina	100.00
Brandywine Distribution, LLC (2)	Delaware	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Crown Farm Partners, LLC(2)	Maryland	100.00
Dortmund, LLC(2)	Delaware	100.00
Ellington Residential, LLC(2)	Maryland	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
FES, LLC(2)	Delaware	100.00
Get Proquo, LLC(2)	Delaware	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	California	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 2, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM GSB, LLC(2)	New York	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM Pigeon Creek Holdings, Inc. (2)	Canada	100.00
NM Pioneer, LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM QOZ Fund II, LLC(2)	Delaware	100.00
NM QOZ Fund III, LLC(2)	Delaware	100.00
NM QOZ Fund IV, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM REMY, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NM-808 West LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V Mezz Fund, LP	Delaware	100.00
NMC V GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Jasper, Inc. (2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-Muse, LLCL(2)	Delaware	100.00
NM-Port Royal, LLC(2)	Delaware	100.00
NM-RESA, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-Target Distribution Center 1, LLC(2)	Delaware	100.00
NM-Target Distribution Center 2, LLC(2)	Delaware	100.00
NM-Target Distribution Center Property Owner, LLC(2)	Delaware	100.00
NM-Target.com Distribution Center LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of February 2, 2021)
Legal Entity Name	Domestic Jurisdiction	Owner %
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Life Clubs Associated, Inc.(2)	Wisconsin	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
Northwestern Mutual Venture Studio, LLC(2)	Delaware	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
QOZ Holding Company, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Seattle Network Office, LLC(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	100.00
Trailmix Financial Services, LLC(2)	Delaware	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Venture Studio Holdings, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Wysh Financial Services, LLC(2)	Delaware	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2018, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 30. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.
(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.
This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.
Item 31.  Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).
(b) As of February 22, 2021, the directors and officers of NMIS are as follows:
Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Laura Deaner	Chief Information Security Officer
Bradley L. Eull	Secretary
Betsy Heisler	Vice President, Risk Products

Name	Position
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Senior Vice President, Career Distribution
Dean Hopp	Vice President, IPS Investment Programs
Susan Limbach	Assistant Treasurer
Kelly L. Martin	Treasurer and Financial and Operations Principal
Mark McNulty	NMIS Anti-Money Laundering Officer
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Eva Marie Schoenborn	President and Chief Executive Officer
David W. Simbro	Senior Vice President, Life, Annuity and Product Solutions
Justin Stipan	Senior Director Training and Implementation
Rebecca L. Sujecki	Assistant Treasurer
William H. Taylor	Vice President, Financial Planning and Sales
Rebecca Villegas	Vice President, NMIS Compliance, Chief Compliance Officer
Alan M. Werth	Third Party Sales Consultant
Becki Williams	Vice President, Advanced Markets
Ann Yeung	Chief Technology Officer
Terry R. Young	Assistant Secretary
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
(c) NMIS, the principal underwriter, received $805,642 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.
Item 32. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 33. Management Services
There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 34. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.
REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES
Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)(4) thereof have been complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account A, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 23rd day of March, 2021.
NML VARIABLE ANNUITY ACCOUNT A
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 23rd day of March, 2021.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)
By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Chairman and Chief Executive Officer
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Title
/s/ JOHN E. SCHLIFSKE	Chairman, Trustee and Chief Executive Officer; Principal Executive Officer
John E. Schlifske
/s/ MICHAEL G. CARTER	Executive Vice President and Chief Financial Officer and Principal Financial Officer
Michael G. Carter
/s/ TODD JONES	Vice President and Controller; Principal Accounting Officer
Todd Jones

Signature	Title
/s/ John N. Balboni*	Trustee
John N. Balboni
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ David J. Drury*	Trustee
David J. Drury
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ Hans Helmerich*	Trustee
Hans Helmerich
/s/ Dale E. Jones*	Trustee
Dale E. Jones
/s/ David J. Lubar*	Trustee
David J. Lubar
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ John E. Schlifske*	Trustee
John E. Schlifske
Trustee
Aarti Shah
/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek
/s/ S. Scott Voynich*	Trustee
S. Scott Voynich
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed herewith.

EXHIBIT INDEX
EXHIBITS FILED WITH FORM N-4
POST-EFFECTIVE AMENDMENT NO. 18 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
NML Variable Annuity Account A
Exhibit	Description
(b)(8)(j)	Power of Attorney	Filed herewith
(b)(9)	Opinion and Consent of Chris K. Gawart, Esq. dated March 17, 2021	Filed herewith
(b)(11)(o)	Form of Initial Summary Prospectus	Filed herewith